Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

Class A, Class C, and Institutional Class

Supplement dated April 1, 2008, to the Prospectuses dated April 1, 2008.

Administrator Class and Investor Class

Supplement dated April 1, 2008, to the Prospectuses dated February 1, 2008.

Effective immediately, Brandon M. Nelson, CFA, of Wells Capital Management Incorporated, will no longer serve as a Portfolio Manager for the Wells Fargo Advantage Emerging Growth Fund. Thomas C. Ognar, CFA, and Bruce C. Olson, CFA, will continue to serve as co-portfolio managers following Mr. Nelson’s departure.

To reflect this change, effective immediately, all references to Brandon M. Nelson, CFA, contained in the Prospectuses are deleted.

EGAM048/P903SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE EMERGING GROWTH FUND

Supplement dated April 1, 2008, to the Statement of Additional Information dated April 1, 2008.

Effective immediately, Brandon M. Nelson, CFA, of Wells Capital Management Incorporated, will no longer serve as a Portfolio Manager for the Wells Fargo Advantage Emerging Growth Fund. Thomas C. Ognar, CFA, and Bruce C. Olson, CFA, will continue to serve as co-portfolio managers following Mr. Nelson’s departure.

To reflect this change, effective immediately, all references to Brandon M. Nelson, CFA, contained in the Statement of Additional Information are deleted.

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GROWTH FUND

Class C

Supplement dated April 1, 2008, to the Prospectus dated April 1, 2008.

Effective immediately, Brandon M. Nelson, CFA, of Wells Capital Management Incorporated, will no longer serve as a Portfolio Manager for the Wells Fargo Advantage Growth Fund. Thomas C. Ognar, CFA, and Bruce C. Olson, CFA, will continue to serve as co-portfolio managers following Mr. Nelson’s departure.

To reflect this change, effective immediately, all references to Brandon M. Nelson, CFA, contained in the Prospectus are deleted.

LCR048/P101SP2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GROWTH FUND

Institutional Class

Supplement dated April 1, 2008, to the Prospectus dated April 1, 2008.

Effective immediately, Brandon M. Nelson, CFA, of Wells Capital Management Incorporated, will no longer serve as a Portfolio Manager for the Wells Fargo Advantage Growth Fund. Thomas C. Ognar, CFA, and Bruce C. Olson, CFA, will continue to serve as co-portfolio managers following Mr. Nelson’s departure.

To reflect this change, effective immediately, all references to Brandon M. Nelson, CFA, contained in the Prospectus are deleted.

LCIT048/P104SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GROWTH FUND

Administrator Class

Supplement dated April 1, 2008, to the Prospectus dated December 1, 2007, as previously supplemented on

January 18, 2008, December 19, 2007, and December 17, 2007.

Effective immediately, Brandon M. Nelson, CFA, of Wells Capital Management Incorporated, will no longer serve as a Portfolio Manager for the Wells Fargo Advantage Growth Fund. Thomas C. Ognar, CFA, and Bruce C. Olson, CFA, will continue to serve as co-portfolio managers following Mr. Nelson’s departure.

To reflect this change, effective immediately, all references to Brandon M. Nelson, CFA, contained in the Prospectus are deleted.

LCAM048/P103SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GROWTH FUND

Advisor Class

Supplement dated April 1, 2008, to the Prospectus dated December 1, 2007, as previously supplemented on

December 19, 2007.

Effective immediately, Brandon M. Nelson, CFA, of Wells Capital Management Incorporated, will no longer serve as a Portfolio Manager for the Wells Fargo Advantage Growth Fund. Thomas C. Ognar, CFA, and Bruce C. Olson, CFA, will continue to serve as co-portfolio managers following Mr. Nelson’s departure.

To reflect this change, effective immediately, all references to Brandon M. Nelson, CFA, contained in the Prospectus are deleted.

LCAV048/P105SP2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

Investor Class

Supplement dated April 1, 2008, to the Prospectus dated December 1, 2007, as previously supplemented on

January 18, 2008, December 19, 2007, and December 17, 2007.

Effective immediately, Brandon M. Nelson, CFA, of Wells Capital Management Incorporated, will no longer serve as a Portfolio Manager for the Wells Fargo Advantage Growth Fund and the Wells Fargo Advantage Large Cap Growth Fund. Thomas C. Ognar, CFA, and Bruce C. Olson, CFA, will continue to serve as co-portfolio managers following Mr. Nelson’s departure.

To reflect this change, effective immediately, all references to Brandon M. Nelson, CFA, contained in the Prospectus are deleted.

LCIV048/P106SP3

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GROWTH FUND

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

Supplement dated April 1, 2008, to the Statement of Additional Information dated April 1, 2008.

Effective immediately, Brandon M. Nelson, CFA, of Wells Capital Management Incorporated, will no longer serve as a Portfolio Manager for the Wells Fargo Advantage Growth Fund and the Wells Fargo Advantage Large Cap Growth Fund. Thomas C. Ognar, CFA, and Bruce C. Olson, CFA, will continue to serve as co-portfolio managers following Mr. Nelson’s departure.

To reflect this change, effective immediately, all references to Brandon M. Nelson, CFA, contained in the Statement of Additional Information are deleted.